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                                                ................................



                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2002
                                               --------------

Check here if Amendment [_]; Amendment Number:
                                               -----------------------
         This Amendment (Check only one.):  [_] is a restatement.
                                            [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Andor Capital Management, L.L.C.
Address:    4 Stamford Plaza
            107 Elm Street, 7th Floor
            Stamford, CT 06902

Form 13F File Number:  028-10058

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Michael C. Neus
Title:      Chief General Counsel and Principal
Phone:      203-588-2000

Signature, Place, and Date of Signing:


/s/ Michael C. Neus               Stamford, CT                      May 10, 2002
-------------------               ------------                      ------------
[Signature]                       [City, State]                     [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                                      0
                                                                       ----
Form 13F Information Table Entry Total:                                 56
                                                                       -----
Form 13F Information Table Value Total:                               $905,102
                                                                       -------
                                                                     (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE




                                          Andor Capital Management,L.L.C.
                                            Form 13F Information Table
                                           Quarter Ended March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                        Title of                   Value   Shares/              Put/  Investment  Other      Voting Authority
Name of Issuer          Class       CUSIP        (x $1000) Prn Amt     Sh/Prn   Call  Discretion  Managers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Sole    Shared     None
ADC TELECOMMUNICATIONS  COM         000886101        991     243,380   SH             SOLE                  243,380
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ADVANCED MICRO          COM         007903107      2,530     172,000   SH             SOLE                  172,000
DEVICES INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AMERICREDIT CORP        COM         03060R101      3,681      96,900   SH             SOLE                   96,900
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ANDRX GROUP             COM         034553107      3,673      96,800   SH             SOLE                   96,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AOL TIME WARNER INC     COM         00184A105      3,193     135,000   SH             SOLE                  135,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
APPLERA CORP            COM AP      038020103      3,862     172,800   SH             SOLE                  172,800
                        BIO GRP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASCENTIAL SOFTWARE      COM         04362P108      1,425     370,000   SH             SOLE                  370,000
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ASML HLDG NV            NY SHS      N07059111     97,220   3,832,100   SH             SOLE                3,832,100
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
AVAYA INC               COM         053499109        345      46,694   SH             SOLE                   46,694
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BIOGEN INC              COM         090597105      3,395      69,200   SH             SOLE                   69,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
BROCADE COMMUNICATIONS  COM         111621108    154,346   5,716,500   SH             SOLE                5,716,500
SYS I
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL ONE FINL CORP   COM         14040H105      4,418      69,200   SH             SOLE                   69,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CHARTER ONE FINL INC    COM         160903100      3,678     117,800   SH             SOLE                  117,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COGNOS INC              COM         19244C109      1,729      63,000   SH             SOLE                   63,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
COMERICA INC            COM         200340107      3,898      62,300   SH             SOLE                   62,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CROWN CORK & SEAL INC   COM         228255105      4,332     484,000   SH             SOLE                  484,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
CUBIST PHARMACEUTICALS  COM         229678107      3,583     193,900   SH             SOLE                  193,900
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
DELL COMPUTER CORP      COM         247025109      6,225     238,400   SH             SOLE                  238,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
EBAY INC                COM         278642103    254,699   4,496,800   SH             SOLE                4,496,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FILENET CORP            COM         316869106      3,418     200,000   SH             SOLE                  200,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
FOREST LABS INC         COM         345838106      3,962      48,500   SH             SOLE                   48,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
HOME DEPOT INC          COM         437076102      3,704      76,200   SH             SOLE                   76,200
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


                                          Andor Capital Management, L.L.C.
                                            Form 13F Information Table
                                           Quarter Ended March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                        Title of                   Value   Shares/              Put/  Investment  Other      Voting Authority
Name of Issuer          Class       CUSIP        (x $1000) Prn Amt     Sh/Prn   Call  Discretion  Managers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Sole    Shared     None
IMMUNEX CORP NEW        COM         452528102      3,767     124,500   SH             SOLE                  124,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTEGRATED SILICON      COM         45812P107      1,286     100,000   SH             SOLE                  100,000
SOLUTION
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
INTEL CORP              COM         458140100     25,788     848,000   SH             SOLE                  848,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
KLA-TENCOR CORP         COM         482480100     41,629     626,000   SH             SOLE                  626,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LAM RESEARCH CORP       COM         512807108      6,421     219,000   SH             SOLE                  219,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LIGAND PHARMACEUTICALS  CL B        53220K207      2,057     104,300   SH             SOLE                  104,300
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LINEAR TECHNOLOGY       COM         535678106      1,300      29,400   SH             SOLE                   29,400
CORP
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LSI LOGIC CORP          COM         502161102     11,050     650,000   SH             SOLE                  650,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
LUCENT TECHNOLOGIES     COM         549463107      2,650     560,340   SH             SOLE                  560,340
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MARVELL TECHNOLOGY      ORD         G5876H105     89,352   2,040,000   SH             SOLE                2,040,000
GROUP LTD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MAXTOR CORP             COM NEW     577729205      1,479     212,800   SH             SOLE                  212,800
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
MOTOROLA INC            COM         620076109      4,260     300,000   SH             SOLE                  300,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
NYFIX INC               COM         670712108      3,830     256,000   SH             SOLE                  256,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
OMNICOM GROUP INC       COM         681919106     23,600     250,000   SH             SOLE                  250,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PALM INC                COM         696642107         98      24,472   SH             SOLE                   24,472
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PROTEIN DESIGN          COM         74369L103      3,561     207,900   SH             SOLE                  207,900
LABS INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
PROVIDIAN FINL CORP     COM         74406A102      4,180     553,600   SH             SOLE                  553,600
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QLOGIC CORP             COM         747277101     62,395   1,260,000   SH             SOLE                1,260,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
QUANTUM CORP            COM DSSG    747906204      2,229     280,000   SH             SOLE                  280,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
READ-RITE CORP          COM         755246105        878     286,000   SH             SOLE                  286,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
RESEARCH IN             COM         760975102      6,137     221,000   SH             SOLE                  221,000
MOTION LTD
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
SONICBLUE INC           COM         83546Q109      1,544     612,700   SH             SOLE                  612,700
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TELLABS INC             COM         879664100      1,047     100,000   SH             SOLE                  100,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------


                                          Andor Capital Management,L.L.C.
                                            Form 13F Information Table
                                           Quarter Ended March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                        Title of                   Value   Shares/              Put/  Investment  Other      Voting Authority
Name of Issuer          Class       CUSIP        (x $1000) Prn Amt     Sh/Prn   Call  Discretion  Managers
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                            Sole     Shared     None
3COM CORP               COM         885535104        101      16,500   SH             SOLE                   16,500
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRIDENT MICROSYSTEMS    COM         895919108        781     100,000   SH             SOLE                  100,000
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
TRIGON HEALTHCARE INC   COM         89618L100      6,644      90,000   SH             SOLE                   90,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
USA NETWORKS INC        COM         902984103      1,589      50,000   SH             SOLE                   50,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
VERITAS SOFTWARE CO     COM         923436109      5,774     131,727   SH             SOLE                  131,727
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WATERS CORP             COM         941848103      3,672     131,300   SH             SOLE                  131,300
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WENDYS INTL INC         COM         950590109      4,352     124,400   SH             SOLE                  124,400
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WESTELL TECHNOLOGIES    CL A        957541105        124      80,000   SH             SOLE                   80,000
INC
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WESTERN DIGITAL CORP    COM         958102105      9,034   1,450,000   SH             SOLE                1,450,000
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC GA NEW     WRLDCOM     98157D106      4,044     600,000   SH             SOLE                  600,000
                        GP COM
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
WORLDCOM INC GA NEW     MCI GROUP   98157D304        142      24,000   SH             SOLE                   24,000
                        COM
------------------------------------------------------------------------------------------------------------------------------------
REPORT
SUMMARY: 56 DATA RECORDS                         905,102               0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

